LOSS PER SHARE (Schedule of Basic Loss Per Share) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Loss attributed to ordinary shares	$ (30,021)	$ (25,446)	$ (22,962)
Number of shares used in basic calculation	252,844,394	146,407,055	108,595,702
Basic and diluted loss per ordinary share	$ (0.12)	$ (0.17)	$ (0.21)